WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 30.6%
Argentina - 1.0%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	53.323%	6/21/20	392,930,000	ARS	$3,182,555	(a)(b)
Argentine Bonos del Tesoro, Bonds	18.200%	10/3/21	114,350,000	ARS	667,438	(a)
Argentine Bonos del Tesoro, Bonds	16.000%	10/17/23	126,680,000	ARS	566,069	(a)
Argentine Bonos del Tesoro, Bonds	15.500%	10/17/26	69,530,000	ARS	281,146	(a)
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	5,820,000		2,879,806
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	3,380,000		1,549,215
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	5,560,000		2,448,332
Argentine Republic Government International Bond, Senior Notes	8.280%	12/31/33	2,874,178		1,598,679
Argentine Republic Government International Bond, Senior Notes	7.625%	4/22/46	1,040,000		447,132
Argentine Republic Government International Bond, Senior Notes	7.125%	6/28/2117	8,130,000		3,540,087
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	850,000		320,875	(c)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	1,970,000		748,600	(c)

Total Argentina					18,229,934

Australia - 0.4%
Australia Government Bond, Senior Notes	3.000%	3/21/47	8,330,000	AUD	7,380,164	(d)

Brazil - 3.4%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	91,889,000	BRL	22,485,944
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	55,332,000	BRL	14,417,737
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	13,469,000	BRL	3,738,697
Brazilian Government International Bond, Senior Notes	4.250%	1/7/25	1,730,000		1,874,888
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	15,160,000		16,447,766

Total Brazil					58,965,032

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2020 Quarterly Report	1

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
China - 0.5%
China Government Bond, Senior Notes	4.000%	5/22/24	2,000,000	CNY	$301,361	(d)
China Government Bond, Senior Notes	3.380%	11/21/24	11,000,000	CNY	1,621,188	(d)
China Government Bond, Senior Notes	3.390%	5/21/25	9,000,000	CNY	1,326,394	(d)
China Government Bond, Senior Notes	3.310%	11/30/25	10,500,000	CNY	1,545,352	(d)
China Government Bond, Senior Notes	3.480%	6/29/27	23,500,000	CNY	3,503,486	(d)
China Government Bond, Senior Notes	3.600%	6/27/28	2,000,000	CNY	300,649	(d)
China Government Bond, Senior Notes	4.290%	5/22/29	5,000,000	CNY	792,015	(d)

Total China					9,390,445

Costa Rica - 0.2%
Costa Rica Government International Bond, Senior Notes	6.125%	2/19/31	2,430,000		2,588,558	(c)
Costa Rica Government International Bond, Senior Notes	7.158%	3/12/45	1,290,000		1,389,904	(c)

Total Costa Rica					3,978,462

Ecuador - 0.4%
Ecuador Government International Bond, Senior Notes	7.950%	6/20/24	2,270,000		2,004,217	(d)
Ecuador Government International Bond, Senior Notes	8.875%	10/23/27	5,830,000		4,950,239	(c)

Total Ecuador					6,954,456

Egypt - 0.6%
Egypt Government Bond	15.160%	10/10/22	74,370,000	EGP	4,883,111
Egypt Government Bond	18.400%	5/30/24	3,500,000	EGP	255,549
Egypt Government Bond	15.250%	12/9/24	22,890,000	EGP	1,532,810
Egypt Government International Bond, Senior Notes	5.577%	2/21/23	3,120,000		3,281,941	(c)

Total Egypt					9,953,411

Ghana - 0.0%
Ghana Government International Bond, Senior Notes	7.875%	3/26/27	320,000		343,008	(c)

See Notes to Schedule of Investments.

2	Western Asset Macro Opportunities Fund 2020 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Indonesia - 5.8%
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/22	18,209,000,000	IDR	$1,377,670
Indonesia Treasury Bond, Senior Notes	8.375%	9/15/26	3,507,000,000	IDR	284,394
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/27	256,379,000,000	IDR	19,202,984
Indonesia Treasury Bond, Senior Notes	9.000%	3/15/29	114,267,000,000	IDR	9,562,696
Indonesia Treasury Bond, Senior Notes	8.250%	5/15/29	369,070,000,000	IDR	29,935,888
Indonesia Treasury Bond, Senior Notes	7.000%	9/15/30	243,660,000,000	IDR	18,361,490	(e)
Indonesia Treasury Bond, Senior Notes	8.375%	3/15/34	292,285,000,000	IDR	23,586,147

Total Indonesia					102,311,269

Japan - 0.4%
Japan Government Thirty Year Bond, Senior Notes	0.700%	6/20/48	620,000,000	JPY	6,261,312

Kuwait - 0.1%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	1,370,000		1,488,030	(c)

Mexico - 6.3%
Mexican Bonos, Bonds	8.000%	11/7/47	634,670,000	MXN	37,899,230
Mexican Bonos, Senior Notes	7.750%	11/23/34	32,420,000	MXN	1,875,077
Mexican Bonos, Senior Notes	7.750%	11/13/42	1,220,385,400	MXN	70,460,133

Total Mexico					110,234,440

Russia - 8.5%
Russian Federal Bond - OFZ	7.400%	12/7/22	44,150,000	RUB	724,595
Russian Federal Bond - OFZ	7.750%	9/16/26	218,960,000	RUB	3,758,492
Russian Federal Bond - OFZ	7.950%	10/7/26	218,960,000	RUB	3,787,995
Russian Federal Bond - OFZ	8.150%	2/3/27	1,998,947,000	RUB	35,057,974
Russian Federal Bond - OFZ	7.050%	1/19/28	2,466,944,000	RUB	41,015,609
Russian Federal Bond - OFZ	6.900%	5/23/29	504,150,000	RUB	8,336,384
Russian Federal Bond - OFZ	7.650%	4/10/30	284,650,000	RUB	4,951,074
Russian Federal Bond - OFZ	7.700%	3/23/33	437,180,000	RUB	7,696,453
Russian Federal Bond - OFZ	7.250%	5/10/34	875,510,000	RUB	14,898,219
Russian Federal Bond - OFZ	7.700%	3/16/39	1,597,380,000	RUB	28,567,338

Total Russia					148,794,133

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2020 Quarterly Report	3

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
South Africa - 1.4%
Republic of South Africa Government Bond, Senior Notes	4.300%	10/12/28	8,420,000		$8,331,801
Republic of South Africa Government Bond, Senior Notes	6.250%	3/31/36	336,050,000	ZAR	16,066,077

Total South Africa					24,397,878

Supranational - 0.2%
International Bank for Reconstruction & Development, Senior Notes	8.400%	10/12/21	34,200,000,000	IDR	2,628,859

United Arab Emirates - 1.4%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	10,700,000		10,880,081	(c)
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	3,270,000		3,886,993	(c)
Abu Dhabi Government International Bond, Senior Notes	3.125%	9/30/49	8,810,000		8,823,779	(c)

Total United Arab Emirates					23,590,853

TOTAL SOVEREIGN BONDS (Cost - $551,331,113)					534,901,686

CORPORATE BONDS & NOTES - 30.4%
COMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.0%
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	480,000		524,395	(c)

Media - 1.0%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	870,000		928,229	(c)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.375%	5/1/25	290,000		300,030	(c)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	4,300,000		4,646,234
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	640,000		737,218
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	1,000,000		1,170,356

See Notes to Schedule of Investments.

4	Western Asset Macro Opportunities Fund 2020 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	2,610,000	$3,458,581
DISH DBS Corp., Senior Notes	5.875%	11/15/24	710,000	719,951
Fox Corp., Senior Notes	4.709%	1/25/29	1,650,000	1,922,193	(c)
Fox Corp., Senior Notes	5.476%	1/25/39	820,000	1,038,660	(c)
Prosus NV, Senior Notes	4.850%	7/6/27	1,850,000	2,047,330	(c)
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	190,000	258,738
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	290,000	305,762	(c)

Total Media				17,533,282

Wireless Telecommunication Services - 0.1%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	960,000	1,068,456	(c)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	20,000	22,187
Sprint Corp., Senior Notes	7.625%	2/15/25	300,000	313,875

Total Wireless Telecommunication Services				1,404,518

TOTAL COMMUNICATION SERVICES				19,462,195

CONSUMER DISCRETIONARY - 1.4%
Diversified Consumer Services - 0.0%
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	450,000	475,593	(c)
Wesleyan University, Senior Notes	4.781%	7/1/2116	690,000	877,917

Total Diversified Consumer Services				1,353,510

Hotels, Restaurants & Leisure - 0.3%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	590,000	603,768	(c)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	950,000	1,001,632
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	1,860,000	1,921,403
Sands China Ltd., Senior Notes	4.600%	8/8/23	540,000	572,611
Sands China Ltd., Senior Notes	5.125%	8/8/25	760,000	842,395

Total Hotels, Restaurants & Leisure				4,941,809

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2020 Quarterly Report	5

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Internet & Direct Marketing Retail - 1.1%
Amazon.com Inc., Senior Notes	4.950%	12/5/44	350,000	$475,354
Amazon.com Inc., Senior Notes	4.050%	8/22/47	6,100,000	7,519,084
Amazon.com Inc., Senior Notes	4.250%	8/22/57	8,520,000	10,945,005

Total Internet & Direct Marketing Retail				18,939,443

TOTAL CONSUMER DISCRETIONARY				25,234,762

CONSUMER STAPLES - 1.6%
Beverages - 0.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	2,770,000	3,010,648
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	1,000,000	1,121,290
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	1,050,000	1,267,685
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	5,680,000	7,760,288
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.800%	1/23/59	470,000	676,342
Constellation Brands Inc., Senior Notes	4.750%	11/15/24	160,000	178,942
Cott Holdings Inc., Senior Notes	5.500%	4/1/25	390,000	405,438	(c)
Pernod Ricard SA, Senior Notes	5.500%	1/15/42	150,000	195,145	(c)

Total Beverages				14,615,778

Food Products - 0.0%
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	320,000	337,992	(c)

Tobacco - 0.8%
Altria Group Inc., Senior Notes	4.400%	2/14/26	800,000	884,363
Altria Group Inc., Senior Notes	4.800%	2/14/29	1,940,000	2,200,365
Altria Group Inc., Senior Notes	5.800%	2/14/39	1,120,000	1,357,097
Altria Group Inc., Senior Notes	5.950%	2/14/49	60,000	75,454
Altria Group Inc., Senior Notes	6.200%	2/14/59	2,830,000	3,586,395
BAT Capital Corp., Senior Notes	3.557%	8/15/27	3,020,000	3,160,780
BAT Capital Corp., Senior Notes	4.540%	8/15/47	2,030,000	2,102,183
Reynolds American Inc., Senior Notes	6.150%	9/15/43	200,000	241,585

Total Tobacco				13,608,222

TOTAL CONSUMER STAPLES				28,561,992

See Notes to Schedule of Investments.

6	Western Asset Macro Opportunities Fund 2020 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ENERGY - 6.5%
Energy Equipment & Services - 0.1%
Halliburton Co., Senior Notes	3.800%	11/15/25	970,000	$1,049,957
Halliburton Co., Senior Notes	4.850%	11/15/35	1,250,000	1,436,750

Total Energy Equipment & Services				2,486,707

Oil, Gas & Consumable Fuels - 6.4%
Apache Corp., Senior Notes	4.375%	10/15/28	200,000	212,161
Apache Corp., Senior Notes	5.100%	9/1/40	4,160,000	4,213,641
Apache Corp., Senior Notes	4.750%	4/15/43	1,260,000	1,233,999
Apache Corp., Senior Notes	4.250%	1/15/44	1,800,000	1,666,054
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	1,170,000	1,145,290	(c)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	1,980,000	2,091,525	(c)
Cameron LNG LLC, Senior Secured Notes	3.701%	1/15/39	1,160,000	1,247,703	(c)
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.125%	6/30/27	380,000	424,113
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	130,000	114,127
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	1,710,000	1,775,826
Concho Resources Inc., Senior Notes	4.300%	8/15/28	1,370,000	1,501,964
Continental Resources Inc., Senior Notes	4.375%	1/15/28	90,000	95,394
Continental Resources Inc., Senior Notes	4.900%	6/1/44	1,490,000	1,521,103
DCP Midstream LP, Junior Subordinated Notes (7.375% to 12/15/22 then 3 mo. USD LIBOR + 5.148%)	7.375%	12/15/22	860,000	814,201	(b)(f)
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	660,000	695,267	(c)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	1,300,000	1,405,216	(c)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,950,000	2,331,382
Devon Energy Corp., Senior Notes	5.600%	7/15/41	30,000	36,197
Devon Energy Corp., Senior Notes	4.750%	5/15/42	30,000	32,531
Devon Energy Corp., Senior Notes	5.000%	6/15/45	840,000	965,703
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	460,000	471,629
Ecopetrol SA, Senior Notes	5.375%	6/26/26	2,470,000	2,796,417

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2020 Quarterly Report	7

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,902,000	$2,292,737
Energy Transfer Operating LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	1,420,000	1,424,970	(b)(f)
Energy Transfer Operating LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	1,320,000	1,351,350	(b)(f)
Energy Transfer Operating LP, Senior Notes	5.000%	5/15/50	840,000	868,535
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	260,000	292,729
Enterprise Products Operating LLC, Senior Notes	6.125%	10/15/39	600,000	802,613
Enterprise Products Operating LLC, Senior Notes	6.450%	9/1/40	960,000	1,328,522
Enterprise Products Operating LLC, Senior Notes	5.950%	2/1/41	370,000	486,315
Enterprise Products Operating LLC, Senior Notes	5.100%	2/15/45	570,000	683,708
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	700,000	764,212
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	780,000	793,061	(b)
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	1,210,000	1,451,617
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	9/1/23	540,000	566,643
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	540,000	587,544
Kinder Morgan Energy Partners LP, Senior Notes	6.950%	1/15/38	70,000	93,527
Kinder Morgan Energy Partners LP, Senior Notes	6.500%	9/1/39	670,000	862,458
Kinder Morgan Energy Partners LP, Senior Notes	6.550%	9/15/40	1,180,000	1,534,473
Kinder Morgan Energy Partners LP, Senior Notes	6.375%	3/1/41	1,240,000	1,576,781
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	1,340,000	1,599,968
MPLX LP, Senior Notes	4.875%	12/1/24	1,060,000	1,167,239

See Notes to Schedule of Investments.

8	Western Asset Macro Opportunities Fund 2020 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
MPLX LP, Senior Notes	4.875%	6/1/25	500,000	$554,292
MPLX LP, Senior Notes	4.800%	2/15/29	870,000	967,403
MPLX LP, Senior Notes	5.200%	3/1/47	1,410,000	1,560,418
MPLX LP, Senior Notes	4.700%	4/15/48	1,210,000	1,246,111
MPLX LP, Senior Notes	5.500%	2/15/49	1,460,000	1,672,506
Noble Energy Inc., Senior Notes	3.850%	1/15/28	1,580,000	1,670,504
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	1,040,000	1,235,562
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	830,000	848,394
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	920,000	1,064,041
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	860,000	888,030
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	980,000	1,212,865
Occidental Petroleum Corp., Senior Notes	4.500%	7/15/44	1,010,000	1,040,343
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	550,000	567,444
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	650,000	864,845
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	130,000	131,409
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	920,000	889,541
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	210,000	207,648
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	2,450,000	3,048,290
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	4,510,000	5,269,304
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	2,610,000	3,117,475
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	3,050,000	3,046,904
Range Resources Corp., Senior Notes	5.875%	7/1/22	106,000	100,998
Range Resources Corp., Senior Notes	5.000%	3/15/23	1,200,000	1,035,012
Range Resources Corp., Senior Notes	4.875%	5/15/25	590,000	461,675

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2020 Quarterly Report	9

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,180,000	$1,263,113	(c)
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	2,470,000	2,713,731	(c)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	2,590,000	2,616,975
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	40,000	41,574
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.500%	3/1/30	270,000	278,802	(c)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,950,000	2,514,042
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	320,000	322,233
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	1,000,000	1,024,838
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	160,000	167,738
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	1,190,000	1,202,414
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	1,210,000	1,243,035
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	1,450,000	1,448,274
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	2,130,000	1,939,523
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	590,000	522,814
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	1,780,000	1,626,900
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	1,780,000	1,882,329
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	1,570,000	2,075,209
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	1,520,000	2,244,694
Williams Cos. Inc., Senior Notes	6.300%	4/15/40	840,000	1,046,710
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,680,000	2,001,318
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	150,000	165,399
WPX Energy Inc., Senior Notes	8.250%	8/1/23	1,210,000	1,399,565

See Notes to Schedule of Investments.

10	Western Asset Macro Opportunities Fund 2020 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
WPX Energy Inc., Senior Notes	5.250%	10/15/27	120,000		$125,622
WPX Energy Inc., Senior Notes	4.500%	1/15/30	1,140,000		1,148,516

Total Oil, Gas & Consumable Fuels					111,036,827

TOTAL ENERGY					113,523,534

FINANCIALS - 14.1%
Banks - 12.5%
ABN AMRO Bank NV, Junior Subordinated Notes (5.750% to 9/22/20 then EUR 5 year Swap Rate + 5.452%)	5.750%	9/22/20	4,500,000	EUR	5,149,834	(b)(d)(f)
BAC Capital Trust XIV, Junior Subordinated Notes (the greater of 3 mo. USD LIBOR + 0.400% or 4.000%)	4.000%	2/18/20	1,400,000		1,311,443	(b)(f)
Banco Bilbao Vizcaya Argentaria SA, Junior Subordinated Notes (8.875% to 4/14/21 then EUR 5 year Swap Rate + 9.177%)	8.875%	4/14/21	5,400,000	EUR	6,537,696	(b)(d)(f)
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.875% to 7/6/22 then 5 year Treasury Constant Maturity Rate + 5.035%)	6.875%	7/6/22	830,000		893,026	(b)(c)(f)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/6/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	1,830,000		2,054,678	(b)(c)(f)
Banco Santander SA, Junior Subordinated Notes (6.250% to 9/11/21 then EUR 5 year Swap Rate + 5.640%)	6.250%	9/11/21	3,000,000	EUR	3,568,136	(b)(d)(f)
Banco Santander SA, Senior Notes	4.379%	4/12/28	400,000		452,163
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. USD LIBOR + 2.931%)	5.875%	3/15/28	6,260,000		7,006,098	(b)(f)
Bank of America Corp., Junior Subordinated Notes (6.100% to 3/17/25 then 3 mo. USD LIBOR + 3.898%)	6.100%	3/17/25	3,810,000		4,273,696	(b)(f)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2020 Quarterly Report	11

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Bank of America Corp., Junior Subordinated Notes (6.250% to 9/5/24 then 3 mo. USD LIBOR + 3.705%)	6.250%	9/5/24	1,430,000		$1,593,656	(b)(f)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	6,170,000		6,892,127
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	410,000		462,587
Barclays PLC, Junior Subordinated Notes (7.750% to 9/15/23 then USD 5 year ICE Swap Rate + 4.842%)	7.750%	9/15/23	1,780,000		1,950,337	(b)(f)
Barclays PLC, Junior Subordinated Notes (8.000% to 12/15/20 then EUR 5 year Swap Rate + 6.750%)	8.000%	12/15/20	4,300,000	EUR	5,068,022	(b)(f)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	2,930,000		3,308,864	(b)(f)
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	2,930,000		3,400,009	(b)
BNP Paribas SA, Junior Subordinated Notes (6.125% to 6/17/22 then EUR 5 year Swap Rate + 5.230%)	6.125%	6/17/22	2,424,000	EUR	2,997,746	(b)(d)(f)
BNP Paribas SA, Junior Subordinated Notes (7.000% to 8/16/28 then USD 5 year ICE Swap Rate + 3.980%)	7.000%	8/16/28	200,000		236,663	(b)(c)(f)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	2,990,000		3,476,159	(b)(c)(f)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	2,500,000		2,738,443	(b)(c)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	230,000		276,104	(b)(c)
BPCE SA, Subordinated Notes (2.750% to 11/30/22 then EUR 5 year Swap Rate + 2.370%)	2.750%	11/30/27	4,500,000	EUR	5,337,075	(b)(d)

See Notes to Schedule of Investments.

12	Western Asset Macro Opportunities Fund 2020 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	11,210,000		$12,254,716	(b)(f)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	1,720,000		1,868,445	(b)(f)
Citigroup Inc., Senior Notes	8.125%	7/15/39	1,301,000		2,241,633
Citigroup Inc., Senior Notes	4.650%	7/30/45	825,000		1,057,849
Citigroup Inc., Senior Notes	4.650%	7/23/48	520,000		678,292
Citigroup Inc., Subordinated Notes	4.600%	3/9/26	1,910,000		2,142,454
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	1,590,000		1,786,195
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	1,870,000		2,077,622
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	200,000		247,535
Compass Bank, Subordinated Notes	3.875%	4/10/25	490,000		521,763
Cooperatieve Rabobank UA, Junior Subordinated Notes (6.625% to 6/29/21 then EUR 5 year Swap Rate + 6.697%)	6.625%	6/29/21	5,400,000	EUR	6,496,750	(b)(d)(f)
Credit Agricole SA, Junior Subordinated Notes (6.500% to 6/23/21 then EUR 5 year Swap Rate + 5.120%)	6.500%	6/23/21	2,672,000	EUR	3,187,487	(b)(d)(f)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	3,250,000		3,951,058	(b)(c)(f)
Danske Bank A/S, Junior Subordinated Notes (5.875% to 4/6/22 then EUR 7 year Swap Rate + 5.471%)	5.875%	4/6/22	4,220,000	EUR	5,078,007	(b)(d)(f)
Danske Bank A/S, Senior Notes	5.000%	1/12/22	770,000		811,495	(c)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	840,000		935,034	(c)
HSBC Holdings PLC, Junior Subordinated Notes (6.250% to 3/23/23 then USD 5 year ICE Swap Rate + 3.453%)	6.250%	3/23/23	1,120,000		1,186,349	(b)(f)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 3/30/25 then USD 5 year ICE Swap Rate + 4.368%)	6.375%	3/30/25	860,000		941,360	(b)(f)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2020 Quarterly Report	13

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	3,290,000		$3,666,919	(b)(f)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	650,000		720,782
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	2,750,000		3,142,452	(b)
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	590,000		641,495
ING Groep NV, Subordinated Notes (2.500% to 2/15/24 then EUR 5 year Swap Rate + 2.150%)	2.500%	2/15/29	4,400,000	EUR	5,252,996	(b)(d)
Intesa Sanpaolo SpA, Junior Subordinated Notes (7.000% to 1/19/21 then EUR 5 year Swap Rate + 6.884%)	7.000%	1/19/21	5,527,000	EUR	6,471,537	(b)(d)(f)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	200,000		212,513	(c)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	410,000		454,731	(c)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	640,000		727,535	(b)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	1,410,000		1,853,740
KBC Group NV, Subordinated Notes (1.875% to 3/11/22 then EUR 5 year Swap Rate + 1.500%)	1.875%	3/11/27	2,600,000	EUR	2,983,228	(b)(d)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	1,430,000		1,546,938	(b)(f)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.125%	12/15/22	1,370,000		1,501,808
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	1,080,000		1,200,205
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	400,000		450,330
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	11,480,000		12,658,096

See Notes to Schedule of Investments.

14	Western Asset Macro Opportunities Fund 2020 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Santander UK Group Holdings PLC, Subordinated Notes	4.750%	9/15/25	680,000		$743,129	(c)
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	440,000		555,249	(c)
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	330,000		359,371	(c)
Societe Generale SA, Subordinated Notes (2.500% to 9/16/21 then EUR 5 year Swap Rate + 1.830%)	2.500%	9/16/26	4,500,000	EUR	5,172,080	(b)(d)
UniCredit SpA, Junior Subordinated Notes (6.625% to 6/3/23 then EUR 5 year Swap Rate + 6.387%)	6.625%	6/3/23	7,790,000	EUR	9,508,106	(b)(d)(f)
UniCredit SpA, Senior Notes	6.572%	1/14/22	1,700,000		1,829,729	(c)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	8,360,000		9,883,148	(b)(c)
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	3/2/20	17,257,000		17,563,657	(b)(f)
Wells Fargo & Co., Junior Subordinated Notes (5.875% to 6/15/25 then 3 mo. USD LIBOR + 3.990%)	5.875%	6/15/25	847,000		957,368	(b)(f)
Wells Fargo & Co., Senior Notes	3.550%	9/29/25	2,290,000		2,470,896
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then 3 mo. USD LIBOR + 1.170%)	2.879%	10/30/30	890,000		918,530	(b)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	4,960,000		5,559,448
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	1,420,000		1,672,734
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	500,000		620,006

Total Banks					217,747,362

Capital Markets - 1.2%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	300,000		340,333	(b)(c)(f)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2020 Quarterly Report	15

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Capital Markets - (continued)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	1,770,000		$1,951,505	(b)(c)(f)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	1,640,000		2,143,845
Goldman Sachs Capital II Ltd. (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	3/2/20	149,000		134,220	(b)(f)
Goldman Sachs Capital III Ltd. (3 mo. USD LIBOR + 0.770%, 4.000% floor)	4.000%	3/2/20	96,000		85,608	(b)(f)
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	570,000		727,183
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	430,000		485,415	(b)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	610,000		674,416
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,700,000		2,431,214
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	4,590,000		5,950,499
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	60,000		69,265	(b)
UBS Group AG, Junior Subordinated Notes (5.750% to 2/19/22 then EUR 5 year Swap Rate + 5.287%)	5.750%	2/19/22	2,080,000	EUR	2,514,530	(b)(d)(f)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	2,880,000		3,173,198	(b)(c)(f)

Total Capital Markets					20,681,231

Diversified Financial Services - 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	333,000		352,714
DAE Funding LLC, Senior Notes	5.750%	11/15/23	160,000		168,466	(c)
GE Capital International Funding Co. Unlimited Co., Senior Notes	4.418%	11/15/35	1,210,000		1,364,628

See Notes to Schedule of Investments.

16	Western Asset Macro Opportunities Fund 2020 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - (continued)
ILFC E-Capital Trust I Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.550%)	3.900%	12/21/65	740,000	$589,591	(b)(c)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	640,000	701,498
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	342,000	366,806	(c)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	160,000	170,122	(c)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	400,000	442,340	(c)
Toll Road Investors Partnership II LP	0.000%	2/15/24	1,020,000	857,701	(c)
Toll Road Investors Partnership II LP	0.000%	2/15/38	200,000	84,521	(c)

Total Diversified Financial Services				5,098,387

Insurance - 0.1%
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	1,910,000	2,448,862	(c)

TOTAL FINANCIALS				245,975,842

HEALTH CARE - 3.4%
Biotechnology - 0.3%
AbbVie Inc., Senior Notes	2.950%	11/21/26	1,520,000	1,571,188	(c)
AbbVie Inc., Senior Notes	4.050%	11/21/39	3,440,000	3,749,123	(c)

Total Biotechnology				5,320,311

Health Care Equipment & Supplies - 0.1%
Becton Dickinson and Co., Senior Notes	3.700%	6/6/27	1,317,000	1,429,964

Health Care Providers & Services - 1.0%
Centene Corp., Senior Notes	4.750%	5/15/22	180,000	183,477
Centene Corp., Senior Notes	6.125%	2/15/24	290,000	299,788
Centene Corp., Senior Notes	4.750%	1/15/25	160,000	165,466	(c)
Centene Corp., Senior Notes	5.375%	6/1/26	350,000	372,960	(c)
CommonSpirit Health, Secured Notes	4.350%	11/1/42	1,720,000	1,879,296
CommonSpirit Health, Senior Secured Notes	3.817%	10/1/49	630,000	658,087
CVS Health Corp., Senior Notes	4.300%	3/25/28	300,000	332,662
CVS Health Corp., Senior Notes	4.780%	3/25/38	1,130,000	1,319,593

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2020 Quarterly Report	17

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
CVS Health Corp., Senior Notes	5.050%	3/25/48	7,480,000	$9,079,935
DaVita Inc., Senior Notes	5.000%	5/1/25	20,000	20,524
Dignity Health, Secured Notes	5.267%	11/1/64	760,000	953,198
Hackensack Meridian Health Inc., Secured Notes	4.211%	7/1/48	1,060,000	1,277,828
HCA Inc., Senior Notes	7.690%	6/15/25	420,000	511,923
HCA Inc., Senior Notes	5.625%	9/1/28	40,000	46,424
HCA Inc., Senior Secured Notes	4.500%	2/15/27	240,000	264,111
HCA Inc., Senior Secured Notes	5.500%	6/15/47	80,000	95,005
Willis-Knighton Medical Center, Secured Notes	4.813%	9/1/48	790,000	1,003,414

Total Health Care Providers & Services				18,463,691

Pharmaceuticals - 2.0%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	6,060,000	6,927,186	(c)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	3,550,000	4,022,505	(c)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	6,860,000	7,760,375	(c)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	1,740,000	1,964,564	(c)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	630,000	643,388	(c)
Bausch Health Cos. Inc., Senior Secured Notes	7.000%	3/15/24	550,000	571,332	(c)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	1,020,000	1,058,673	(c)
Bristol-Myers Squibb Co., Senior Notes	4.250%	10/26/49	1,400,000	1,726,170	(c)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	1,010,000	971,398
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	960,000	943,987
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	1,630,000	1,719,006	(c)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	7,900,000	6,083,790

Total Pharmaceuticals				34,392,374

TOTAL HEALTH CARE				59,606,340

See Notes to Schedule of Investments.

18	Western Asset Macro Opportunities Fund 2020 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.2%
Boeing Co., Senior Notes	2.700%	2/1/27	750,000	$765,442
Boeing Co., Senior Notes	3.250%	2/1/35	1,790,000	1,857,151

Total Aerospace & Defense				2,622,593

Air Freight & Logistics - 0.1%
XPO CNW Inc., Senior Notes	6.700%	5/1/34	2,120,000	2,269,930

Commercial Services & Supplies - 0.1%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	990,000	1,073,689
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	370,000	374,385
United Rentals North America Inc., Senior Notes	5.875%	9/15/26	310,000	330,545
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	280,000	304,668
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	320,000	344,112

Total Commercial Services & Supplies				2,427,399

Industrial Conglomerates - 0.3%
General Electric Co., Senior Notes	5.875%	1/14/38	1,490,000	1,913,419
General Electric Co., Senior Notes	6.875%	1/10/39	2,290,000	3,246,075

Total Industrial Conglomerates				5,159,494

TOTAL INDUSTRIALS				12,479,416

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	320,000	291,208	(c)

Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	1,430,000	1,473,785	(c)

TOTAL INFORMATION TECHNOLOGY				1,764,993

MATERIALS - 0.7%
Containers & Packaging - 0.0%
Ardagh Packaging Finance PLC/ Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	250,000	261,875	(c)

Metals & Mining - 0.7%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	560,000	590,396	(c)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2020 Quarterly Report	19

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - (continued)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	270,000	$288,957	(c)
Anglo American Capital PLC, Senior Notes	4.500%	3/15/28	640,000	704,114	(c)
ArcelorMittal SA, Senior Notes	3.600%	7/16/24	1,900,000	1,967,351
ArcelorMittal SA, Senior Notes	6.125%	6/1/25	790,000	910,024
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	310,000	394,586
BHP Billiton Finance USA Ltd., Senior Notes (6.750% to 10/19/25, then USD 5 year ICE Swap Rate + 5.093% to 10/19/45, then USD 5 year ICE Swap Rate + 5.843%)	6.750%	10/19/75	1,880,000	2,212,281	(b)(c)
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	10,000	10,221
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	40,000	42,333
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	150,000	157,866	(c)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	2,920,000	3,106,373	(c)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	990,000	1,044,644	(c)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	920,000	983,573

Total Metals & Mining				12,412,719

TOTAL MATERIALS				12,674,594

UTILITIES - 0.8%
Electric Utilities - 0.8%
Enel Finance International NV, Senior Notes	6.000%	10/7/39	1,680,000	2,261,070	(c)
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	2,070,000	2,267,074
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	5,830,000	8,442,352
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	250,000	308,573

TOTAL UTILITIES				13,279,069

TOTAL CORPORATE BONDS & NOTES (Cost - $481,085,459)				532,562,737

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 12.9%
U.S. Government Obligations - 12.9%
U.S. Treasury Bonds	4.500%	2/15/36	12,420,000	17,279,810
U.S. Treasury Bonds	3.125%	2/15/43	18,660,000	22,567,666
U.S. Treasury Bonds	3.750%	11/15/43	5,000	6,659
U.S. Treasury Bonds	3.000%	2/15/47	23,660,300	28,541,161
U.S. Treasury Bonds	3.000%	2/15/48	3,915,000	4,739,368
U.S. Treasury Bonds	3.375%	11/15/48	3,340,000	4,340,500
U.S. Treasury Bonds	3.000%	2/15/49	440,000	535,975

See Notes to Schedule of Investments.

20	Western Asset Macro Opportunities Fund 2020 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Bonds	2.875%	5/15/49	6,350,000	$7,565,678
U.S. Treasury Bonds	2.250%	8/15/49	11,000,000	11,582,871
U.S. Treasury Bonds	2.375%	11/15/49	36,550,000	39,531,109
U.S. Treasury Notes	1.750%	12/31/24	220,000	224,426
U.S. Treasury Notes	1.875%	6/30/26	830,000	853,652
U.S. Treasury Notes	1.875%	7/31/26	6,740,000	6,933,775
U.S. Treasury Notes	1.625%	9/30/26	7,310,000	7,404,659
U.S. Treasury Notes	1.625%	11/30/26	42,310,000	42,857,055
U.S. Treasury Notes	2.625%	2/15/29	3,874,000	4,241,954
U.S. Treasury Notes	2.375%	5/15/29	24,360,000	26,187,952
U.S. Treasury Notes	1.750%	11/15/29	480,000	490,059

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $212,269,890)				225,884,329

U.S. TREASURY INFLATION PROTECTED SECURITIES - 5.7%
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	10,398,315	11,562,278
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	9,791,391	11,551,294
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/48	6,018,283	7,183,319
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/49	58,426,094	70,275,952

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $87,353,415)				100,572,843

COLLATERALIZED MORTGAGE OBLIGATIONS(g) - 4.7%
Alternative Loan Trust, 2005-J4 M2 (1 mo. USD LIBOR + 0.640%)	2.301%	7/25/35	263,371	264,265	(b)
Banc of America Funding Corp., 2015-R3 2A2	1.922%	2/27/37	4,366,734	3,778,605	(b)(c)
BX Trust, 2018-GWMZ MC (1 mo. USD LIBOR + 5.488%)	7.164%	5/15/37	6,500,000	6,510,758	(b)(c)
Credit Suisse Commercial Mortgage Trust, 2006-C3 AJ	6.631%	6/15/38	63,730	34,851	(b)
CSMC Trust, 2015-2R 7A2	3.670%	8/27/36	9,318,204	7,745,507	(b)(c)
CSMC Trust, 2019-RIO B	8.740%	12/15/21	6,260,000	6,287,274	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk, 2015-HQ2 B (1 mo. USD LIBOR + 7.950%)	9.611%	5/25/25	1,567,711	1,855,008	(b)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2020 Quarterly Report	21

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk, 2017-DNA2 B1 (1 mo. USD LIBOR + 5.150%)	6.811%	10/25/29	4,420,000	$5,207,557	(b)
Federal National Mortgage Association (FNMA) - CAS, 2015-C03 2M2 (1 mo. USD LIBOR + 5.000%)	6.661%	7/25/25	919,073	979,547	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2017-C01 1B1 (1 mo. USD LIBOR + 5.750%)	7.411%	7/25/29	3,400,000	4,091,312	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2017-C05 1B1 (1 mo. USD LIBOR + 3.600%)	5.261%	1/25/30	3,880,000	4,167,090	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2017-C07 1M2 (1 mo. USD LIBOR + 2.400%)	4.061%	5/25/30	3,540,000	3,611,823	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2018- C01 1B1 (1 mo. USD LIBOR + 3.550%)	5.211%	7/25/30	5,280,000	5,681,956	(b)(c)
GS Mortgage Securities Corp. II, 2018-SRP5 C (1 mo. USD LIBOR + 3.750%)	5.426%	9/15/31	8,345,000	8,354,301	(b)(c)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. USD LIBOR + 0.270%)	1.931%	11/25/36	1,600,964	1,289,129	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	6.273%	4/17/45	172,392	94,061	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-PHMZ M (1 mo. USD LIBOR + 8.208%)	9.884%	6/15/35	10,570,000	10,566,258	(b)(c)
LB-UBS Commercial Mortgage Trust, 2006-C6 AJ	5.452%	9/15/39	591,112	323,539	(b)
Magnolia Finance XI DAC, 2019-2 A (1 mo. USD LIBOR + 2.750%)	4.411%	7/31/21	3,997,036	4,040,036	(b)(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	230,786	143,848	(b)

See Notes to Schedule of Investments.

22	Western Asset Macro Opportunities Fund 2020 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.186%	9/12/49	39,207	$16,389	(b)
Morgan Stanley Capital I Trust, 2006-IQ12 AJ	5.399%	12/15/43	102,452	71,890
Residential Asset Securitization Trust, 2005-A15 1A4	5.750%	2/25/36	137,245	142,683
Residential Asset Securitization Trust, 2005-A15 2A11, IO (-1.000 x 1 mo. USD LIBOR + 5.550%)	3.889%	2/25/36	1,954,751	405,155	(b)
Sequoia Mortgage Trust, 2004-3 M1 (1 mo. USD LIBOR + 0.750%)	2.408%	5/20/34	226,083	214,524	(b)
Starwood Retail Property Trust, 2014-STAR E (1 mo. USD LIBOR + 4.400%)	6.076%	11/15/27	5,070,000	2,315,496	(b)(c)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	5.000%	5/10/63	310,000	99,944	(b)(c)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	5.000%	5/10/63	310,000	62,465	(b)(c)
WaMu Mortgage Pass-Through Certificates Trust, 2005-4 CB9 (1 mo. USD LIBOR + 0.400%)	2.061%	6/25/35	113,568	98,670	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR17 A1C3 (1 mo. USD LIBOR + 0.480%)	2.141%	12/25/45	2,205,700	1,546,647	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR3 A1B (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.000%)	3.145%	2/25/46	2,645,743	2,538,677	(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $81,953,417)				82,539,265

ASSET-BACKED SECURITIES - 2.2%
Aegis Asset Backed Securities Trust, 2003-3 M2 (1 mo. USD LIBOR + 2.475%)	4.136%	1/25/34	385,958	379,212	(b)
Bayview Financial Mortgage Pass-Through Trust, 2006-C 2A3 (1 mo. USD LIBOR + 0.290%)	1.950%	11/28/36	2,640,312	2,555,687	(b)
Community Funding CLO, 2015-1A A	5.750%	11/1/27	1,762,495	1,859,753	(c)
Conseco Finance Corp., 1996-4 M1	7.750%	6/15/27	3,078,596	3,102,674	(b)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2020 Quarterly Report	23

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
ASSET-BACKED SECURITIES - (continued)
CreditShop Credit Card Co. LLC, 2019-1 B (1 mo. USD LIBOR + 6.250%)	7.990%	8/15/24	3,830,960		$3,848,509	(b)(c)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	3,330,000		3,774,462
Hertz Vehicle Financing II LP, 2018-1A A	3.290%	2/25/24	2,060,000		2,136,414	(c)
KeyCorp Student Loan Trust, 2005-A 2C (3 mo. USD LIBOR + 1.300%)	3.247%	12/27/38	3,288,326		3,169,620	(b)
Mill City Solar Loan Ltd., 2019-1A A	4.340%	3/20/43	4,746,826		4,987,797	(c)
Navient Private Education Refi Loan Trust, 2020-A B	3.160%	11/15/68	3,990,000		4,007,157	(c)
Option One Mortgage Loan Trust, 2007-FXD1 2A1	5.866%	1/25/37	3,328,850		3,374,239
Popular ABS Mortgage Pass-Through Trust, 2005-2 M2	5.717%	4/25/35	4,410,595		3,428,692
Residential Asset Mortgage Products Inc., 2006-RZ3 M1 (1 mo. USD LIBOR + 0.350%)	2.011%	8/25/36	2,160,000		2,118,615	(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $37,461,577)					38,742,831

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 2.0%
Argentina - 0.3%
Bonos de la Nacion Argentina con Ajuste por CER, Bonds	4.000%	3/6/20	457,131,702	ARS	4,656,198	(a)

Brazil - 0.3%
Brazil Notas do Tesouro Nacional Serie B, Notes	6.000%	8/15/50	16,006,564	BRL	5,435,042

Japan - 1.4%
Japanese Government CPI Linked Bond, Senior Notes	0.100%	3/10/24	974,640,000	JPY	9,127,103
Japanese Government CPI Linked Bond, Senior Notes	0.100%	3/10/25	480,891,000	JPY	4,520,211
Japanese Government CPI Linked Bond, Senior Notes	0.100%	3/10/26	1,121,849,748	JPY	10,578,136

Total Japan					24,225,450

TOTAL NON-U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $45,458,740)					34,316,690

See Notes to Schedule of Investments.

24	Western Asset Macro Opportunities Fund 2020 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SENIOR LOANS - 1.6%
COMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Level 3 Financing Inc., 2027 Term Loan B (1 mo. USD LIBOR + 1.750%)	3.395%	3/1/27	843,320	$843,846	(b)(h)(i)
Securus Technologies Holdings Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.500%)	6.145%	11/1/24	444,461	349,596	(b)(h)(i)
Virgin Media Bristol LLC, Term Loan Facility N (3 mo. USD LIBOR + 2.500%)	4.176%	1/31/28	360,000	360,788	(b)(h)(i)

Total Diversified Telecommunication Services				1,554,230

Media - 0.2%
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	3.400%	4/30/25	1,392,628	1,402,700	(b)(h)(i)
Entercom Media Corp., Term Loan B2 (1 mo. USD LIBOR + 2.500%)	4.160%	11/18/24	75,091	75,631	(b)(h)(i)
Numericable U.S. LLC, USD Term Loan B12 (1 mo. USD LIBOR + 3.688%)	5.364%	1/31/26	916,895	915,268	(b)(h)(i)
Univision Communications Inc., 2017 Replacement Term Loan (1 mo. USD LIBOR + 2.750%)	4.395%	3/15/24	1,517,409	1,501,919	(b)(h)(i)

Total Media				3,895,518

TOTAL COMMUNICATION SERVICES				5,449,748

CONSUMER DISCRETIONARY - 0.5%
Diversified Consumer Services - 0.0%
Prime Security Services Borrower LLC, 2019 Refinancing Term Loan B1 (1 mo. USD LIBOR + 3.250%)	5.013%	9/23/26	958,050	961,310	(b)(h)(i)

Hotels, Restaurants & Leisure - 0.4%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	3.395%	11/19/26	1,026,741	1,028,185	(b)(h)(i)
Alterra Mountain Co., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	4.395%	7/31/24	287,798	289,729	(b)(h)(i)
Aramark Services Inc., Term Loan B3 (1 mo. USD LIBOR + 1.750%)	3.395%	3/11/25	1,212,461	1,219,281	(b)(h)(i)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	4.395%	12/23/24	1,195,851	1,197,260	(b)(h)(i)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2020 Quarterly Report	25

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Golden Nugget Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 2.750%)	4.395- 4.408%	10/4/23	1,029,932	$1,033,438	(b)(h)(i)(j)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	3.411%	6/22/26	469,506	473,651	(b)(h)(i)
Scientific Games International Inc., Initial Term Loan B5 (1 mo. USD LIBOR + 2.750%)	4.395%	8/14/24	1,567,208	1,568,841	(b)(h)(i)

Total Hotels, Restaurants & Leisure				6,810,385

Specialty Retail - 0.1%
Michaels Stores Inc., 2018 New Replacement Term Loan B (1 mo. USD LIBOR + 2.500%)	4.150- 4.161%	1/30/23	1,311,708	1,271,888	(b)(h)(i)

TOTAL CONSUMER DISCRETIONARY				9,043,583

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Albertson’s LLC, 2019 Term Loan B8 (1 mo. USD LIBOR + 2.750%)	4.395%	8/17/26	519,877	521,595	(b)(h)(i)

FINANCIALS - 0.2%
Capital Markets - 0.1%
Edelman Financial Center LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 3.250%)	4.910%	7/21/25	367,218	369,513	(b)(h)(i)
RPI Finance Trust, Initial Term Loan B6 (1 mo. USD LIBOR + 2.000%)	3.645%	3/27/23	292,342	293,256	(b)(h)(i)

Total Capital Markets				662,769

Diversified Financial Services - 0.1%
Jane Street Group LLC, New Term Loan (1 mo. USD LIBOR + 3.000%)	4.645%	8/25/22	337,437	338,122	(b)(h)(i)
TKC Holdings Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	5.400%	2/1/23	982,335	911,116	(b)(h)(i)
VFH Parent LLC, Initial Term Loan (1 mo. USD LIBOR + 3.500%)	5.263%	3/1/26	116,962	117,474	(b)(h)(i)

Total Diversified Financial Services				1,366,712

Insurance - 0.0%
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	4.645%	11/3/24	565,693	567,390	(b)(h)(i)

TOTAL FINANCIALS				2,596,871

See Notes to Schedule of Investments.

26	Western Asset Macro Opportunities Fund 2020 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.2%
Jaguar Holding Co. II, 2018 Term Loan (1 mo. USD LIBOR + 2.500%)	4.145%	8/18/22	1,151,133	$1,152,675	(b)(h)(i)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	5.395%	11/17/25	914,704	920,992	(b)(h)(i)
MPH Acquisition Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 2.750%)	4.695%	6/7/23	416,295	410,917	(b)(h)(i)
Phoenix Guarantor Inc., Term Loan B1 (7 week USD LIBOR + 3.250%)	4.949%	3/5/26	278,600	279,645	(b)(h)(i)(k)

Total Health Care Providers & Services				2,764,229

Health Care Technology - 0.1%
AthenaHealth Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.500%)	6.401%	2/11/26	238,200	239,762	(b)(h)(i)
Change Healthcare Holdings LLC, Closing Date Term Loan (1 mo. USD LIBOR + 2.500%)	4.145%	3/1/24	1,077,110	1,079,354	(b)(h)(i)

Total Health Care Technology				1,319,116

Pharmaceuticals - 0.0%
Bausch Health Cos. Inc., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	4.670%	6/2/25	293,230	294,879	(b)(h)(i)

TOTAL HEALTH CARE				4,378,224

INDUSTRIALS - 0.1%
Air Freight & Logistics - 0.1%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3 (1 mo. USD LIBOR + 1.750%)	3.408%	1/15/25	669,254	673,157	(b)(h)(i)

Professional Services - 0.0%
Trans Union LLC, Term Loan B5 (1 mo. USD LIBOR + 1.750%)	3.395%	11/16/26	417,031	419,013	(b)(h)(i)

TOTAL INDUSTRIALS				1,092,170

INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Dell International LLC, Refinancing Term Loan B1 (1 mo. USD LIBOR + 2.000%)	3.650%	9/19/25	746,121	750,551	(b)(h)(i)

MATERIALS - 0.1%
Containers & Packaging - 0.1%
Berry Global Inc., Term Loan W (1 mo. USD LIBOR + 2.000%)	3.677%	10/1/22	925,049	931,698	(b)(h)(i)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2020 Quarterly Report	27

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Containers & Packaging - (continued)
Berry Global Inc., Term Loan X (1 mo. USD LIBOR + 2.000%)	3.677%	1/19/24	307,754	$309,966	(b)(h)(i)
Reynolds Consumer Products LLC, Initial Term Loan	—	2/4/27	269,153	270,595	(j)
Reynolds Group Holdings Inc., Incremental U.S. Term Loan (1 mo. USD LIBOR + 2.750%)	4.395%	2/6/23	1,038,138	1,041,788	(b)(h)(i)

TOTAL MATERIALS				2,554,047

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.0%
MGM Growth Properties Operating Partnership LP, Term Loan B (1 mo. USD LIBOR + 2.000%)	3.566%	3/21/25	645,467	648,745	(b)(h)(i)

Real Estate Management & Development - 0.1%
CityCenter Holdings LLC, Refinancing Term Loan (1 mo. USD LIBOR + 2.250%)	3.895%	4/18/24	833,588	836,190	(b)(h)(i)

TOTAL REAL ESTATE				1,484,935

TOTAL SENIOR LOANS (Cost - $28,032,014)				27,871,724

MUNICIPAL BONDS - 0.4%
California - 0.0%
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	7.000%	10/1/39	360,000	437,069	(c)

Illinois - 0.2%
State of Illinois, GO	5.100%	6/1/33	2,925,000	3,300,102

Michigan - 0.1%
Detroit, MI, GO, Financial Recovery, Series B1	4.000%	4/1/44	820,000	730,538	(b)

New Jersey - 0.1%
New Jersey State Transportation Trust Fund Authority:
Build America Bond, Series B	6.561%	12/15/40	820,000	1,169,057
Series B, Refunding	4.131%	6/15/42	710,000	762,803

Total New Jersey				1,931,860

TOTAL MUNICIPAL BONDS (Cost - $5,489,573)				6,399,569

See Notes to Schedule of Investments.

28	Western Asset Macro Opportunities Fund 2020 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
PURCHASED OPTIONS - 0.2%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.1%
Australian Dollar Futures, Call @ $69.00	2/7/20	28	28,000	$420
Australian Dollar Futures, Call @ $69.50	2/7/20	116	116,000	1,160
Australian Dollar Futures, Call @ $70.00	2/7/20	114	114,000	570
Euro Currency Futures, Call @ $1.11	2/7/20	44	5,500,000	20,900
Euro Currency Futures, Call @ $1.12	2/7/20	114	14,250,000	9,975
Euro Currency Futures, Call @ $1.12	3/6/20	85	10,625,000	34,000
Euro Currency Futures, Call @ $1.13	3/6/20	28	3,500,000	7,700
Euro-BTP Futures, Put @ 130.00EUR	2/21/20	420	42,000,000	4,658
Euro-Bund Futures, Call @ 181.00EUR	2/21/20	2,922	292,200,000	32,406
Euro-OAT Futures, Call @ 175.00EUR	2/21/20	537	53,700,000	5,956
U.S. Treasury 2-Year Notes Futures, Put @ $105.75	2/21/20	5,381	10,762,000	0	(l)
U.S. Treasury 2-Year Notes Futures, Put @ $106.63	2/21/20	1,279	2,558,000	0	(l)
U.S. Treasury 5-Year Notes Futures, Call @ $121.50	2/21/20	2,355	2,355,000	183,984
U.S. Treasury 5-Year Notes Futures, Call @ $123.75	3/27/20	825	825,000	38,672
U.S. Treasury 5-Year Notes Futures, Put @ $114.50	2/21/20	13,468	13,468,000	0	(l)
U.S. Treasury 5-Year Notes Futures, Put @ $115.25	2/21/20	1,923	1,923,000	0	(l)
U.S. Treasury 5-Year Notes Futures, Put @ $115.50	2/21/20	3,529	3,529,000	0	(l)
U.S. Treasury 5-Year Notes Futures, Put @ $118.75	2/21/20	57	57,000	891
U.S. Treasury 10-Year Notes Futures, Call @ $136.00	2/21/20	2,282	2,282,000	35,656
U.S. Treasury 10-Year Notes Futures, Call @ $136.25	2/21/20	2,693	2,693,000	42,078
U.S. Treasury 10-Year Notes Futures, Call @ $136.50	2/21/20	94	94,000	1,469
U.S. Treasury 10-Year Notes Futures, Call @ $137.50	3/27/20	598	598,000	37,375
U.S. Treasury 10-Year Notes Futures, Call @ $138.50	3/27/20	737	737,000	23,031

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2020 Quarterly Report	29

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
EXCHANGE-TRADED PURCHASED OPTIONS - (continued)
U.S. Treasury 10-Year Notes Futures, Call @ $139.50	3/27/20	506	506,000	$7,906
U.S. Treasury 10-Year Notes Futures, Put @ $129.00	2/21/20	1,287	1,287,000	40,219
U.S. Treasury 10-Year Notes Futures, Put @ $129.50	2/21/20	348	348,000	21,750
U.S. Treasury 10-Year Notes Futures, Put @ $130.25	2/21/20	145	145,000	22,656
U.S. Treasury 10-Year Notes Futures, Put @ $130.75	2/21/20	231	231,000	61,359
U.S. Treasury 10-Year Notes Futures, Put @ $131.00	2/21/20	290	290,000	99,688
U.S. Treasury 10-Year Notes Futures, Put @ $131.25	2/21/20	174	174,000	76,125
U.S. Treasury Long-Term Bonds Futures, Call @ $157.00	2/21/20	28	28,000	184,625
U.S. Treasury Long-Term Bonds Futures, Call @ $159.00	2/21/20	28	28,000	132,125
U.S. Treasury Long-Term Bonds Futures, Call @ $171.00	2/21/20	150	150,000	18,750
U.S. Treasury Long-Term Bonds Futures, Put @ $149.00	2/21/20	1,273	1,273,000	0	(l)
U.S. Treasury Long-Term Bonds Futures, Put @ $150.00	2/21/20	6,375	6,375,000	0	(l)
U.S. Treasury Long-Term Bonds Futures, Put @ $157.00	2/21/20	171	171,000	10,688
U.S. Treasury Long-Term Bonds Futures, Put @ $160.00	2/21/20	87	87,000	28,547
U.S. Treasury Long-Term Bonds Futures, Put @ $161.50	2/21/20	163	163,000	109,516
U.S. Treasury Long-Term Bonds Futures, Put @ $162.50	2/21/20	58	58,000	59,813

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS				1,354,668

See Notes to Schedule of Investments.

30	Western Asset Macro Opportunities Fund 2020 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
OTC PURCHASED OPTIONS - 0.1%
Credit default swaption with BNP Paribas SA to buy protection on Markit CDX.NA.IG.33 Index, Put @ 80.00bps	BNP Paribas SA	3/18/20	111,000,000	111,000,000	$30,753
Interest rate swaption with Morgan Stanley & Co. Inc., Put @ 1.88bps	Morgan Stanley & Co. Inc.	7/30/20	1,420,000	1,420,000	35,007
Interest rate swaption with Morgan Stanley & Co. Inc., Put @ 1.88bps	Morgan Stanley & Co. Inc.	7/30/20	4,270,000	4,270,000	105,268
Interest rate swaption with Morgan Stanley & Co. Inc., Put @ 1.88bps	Morgan Stanley & Co. Inc.	7/30/20	2,330,000	2,330,000	57,441
U.S. Dollar/Brazilian Real, Put @ 4.10BRL	Goldman Sachs Group Inc.	3/19/20	15,874,000	15,874,000	28,291
U.S. Dollar/Brazilian Real, Put @ 4.07BRL	Morgan Stanley & Co. Inc.	4/13/20	48,350,000	48,350,000	126,404
U.S. Dollar/Brazilian Real, Put @ 4.14BRL	BNP Paribas SA	4/20/20	18,390,000	18,390,000	99,416
U.S. Dollar/Brazilian Real, Put @ 4.13BRL	JPMorgan Chase & Co.	4/22/20	6,320,000	6,320,000	33,210
U.S. Dollar/Brazilian Real, Put @ 4.18BRL	Goldman Sachs Group Inc.	4/27/20	17,347,000	17,347,000	142,435
U.S. Dollar/British Pound, Put @ $1.34	BNP Paribas SA	2/18/20	15,430,000	15,430,000	19,056
U.S. Dollar/British Pound, Put @ $1.31	BNP Paribas SA	3/19/20	15,874,000	15,874,000	223,899
U.S. Dollar/Euro, Call @ $1.11	Citibank N.A.	4/24/20	26,670,000	26,670,000	158,804

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2020 Quarterly Report	31

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†		VALUE
OTC PURCHASED OPTIONS - (continued)
U.S. Dollar/Indian Rupee, Put @ 62.50INR	Citibank N.A.	5/13/20	75,900,000	75,900,000		$450
U.S. Dollar/Mexican Peso, Put @ 18.99MXN	Goldman Sachs Group Inc.	4/27/20	17,347,000	17,347,000		198,290
U.S. Dollar/Russian Ruble, Put @ 63.25RUB	JPMorgan Chase & Co.	2/19/20	16,060,000	16,060,000		68,417
U.S. Dollar/Russian Ruble, Put @ 61.00RUB	JPMorgan Chase & Co.	4/8/20	15,940,000	15,940,000		21,243

TOTAL OTC PURCHASED OPTIONS						1,348,384

TOTAL PURCHASED OPTIONS (Cost - $5,887,042)						2,703,052

		RATE	MATURITY DATE	FACE AMOUNT†
MORTGAGE-BACKED SECURITIES - 0.0%
FNMA - 0.0%
Federal National Mortgage Association (FNMA) (Cost - $650,677)		3.500%	6/1/49	632,404		654,312

				SHARES
COMMON STOCKS - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Berry Petroleum Corp.				40,182		275,247
Montage Resources Corp.				25,268		92,228	*

TOTAL COMMON STOCKS (Cost - $2,306,697)						367,475

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,539,279,614)						1,587,516,513

				FACE AMOUNT†
SHORT-TERM INVESTMENTS - 4.1%
SOVEREIGN BONDS - 0.4%
Argentina - 0.1%
Argentina Treasury Bills		(40.760)%	7/29/20	74,310,000	ARS	1,130,620	(a)(m)
Argentina Treasury Bills		1.362%	10/29/20	100,000,000	ARS	1,164,331	(a)(m)

Total Argentina						2,294,951

See Notes to Schedule of Investments.

32	Western Asset Macro Opportunities Fund 2020 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Egypt - 0.3%
Egypt Treasury Bills	10.650%	3/10/20	56,275,000	EGP	$3,523,507	(m)
Egypt Treasury Bills	12.800%	3/24/20	2,000,000	EGP	124,394	(m)
Egypt Treasury Bills	11.925%	5/26/20	22,525,000	EGP	1,375,627	(m)

Total Egypt					5,023,528

TOTAL SOVEREIGN BONDS (Cost - $9,560,277)					7,318,479

			SHARES
MONEY MARKET FUNDS - 3.7%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $63,755,285)	1.518%		63,755,285		63,755,285	(n)

TOTAL SHORT-TERM INVESTMENTS (Cost - $73,315,562)					71,073,764

TOTAL INVESTMENTS - 94.8% (Cost - $1,612,595,176)					1,658,590,277
Other Assets in Excess of Liabilities - 5.2%					91,518,181

TOTAL NET ASSETS - 100.0%					$1,750,108,458

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2020 Quarterly Report	33

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	All or a portion of this loan is unfunded as of January 31, 2020. The interest rate for fully unfunded term loans is to be determined.

(k)	Security is valued using significant unobservable inputs (Note 1).

(l)	Value is less than $1.

(m)	Rate shown represents yield-to-maturity.

(n)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At January 31, 2020, the total market value of investments in Affiliated Companies was $63,755,285 and the cost was $63,755,285 (Note 2).

See Notes to Schedule of Investments.

34	Western Asset Macro Opportunities Fund 2020 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

Abbreviations used in this schedule:

ARS	— Argentine Peso
AUD	— Australian Dollar
bps	— basis point spread (100 basis points = 1.00%)
BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
CER	— Coeficente de Establilzacion de Referencia
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury
CNY	— Chinese Yuan Renminbi
CPI	— Consumer Price Index
EGP	— Egyptian Pound
EUR	— Euro
GO	— General Obligation
GTD	— Guaranteed
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
INR	— Indian Rupee
IO	— Interest Only
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
RUB	— Russian Ruble
USD	— United States Dollar
ZAR	— South African Rand

SCHEDULE OF WRITTEN OPTIONS

EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
British Pound Futures, Call	2/7/20	$133.00		58	36,250	$(6,525)
British Pound Futures, Call	2/7/20	135.00		58	36,250	(363)
Euro Currency Futures, Call	2/7/20	1.13		28	3,500,000	(1,225)
Euro-Bund Futures, Call	2/21/20	172.00	EUR	171	17,100,000	(587,907)
Euro-Bund Futures, Call	2/21/20	172.50	EUR	178	17,800,000	(519,191)
Euro-Bund Futures, Call	2/21/20	173.50	EUR	114	11,400,000	(222,520)
Euro-Bund Futures, Call	2/21/20	175.00	EUR	238	23,800,000	(205,884)
Euro-Bund Futures, Call	3/27/20	170.00	EUR	116	11,600,000	(342,208)
Euro-Bund Futures, Put	2/21/20	170.00	EUR	113	11,300,000	(1,253)
Euro-Bund Futures, Put	2/21/20	171.00	EUR	114	11,400,000	(2,529)
Euro-Bund Futures, Put	2/21/20	174.00	EUR	29	2,900,000	(10,935)
Euro-Bund Futures, Put	3/27/20	169.50	EUR	58	5,800,000	(18,011)
Euro-Bund Futures, Put	3/27/20	170.50	EUR	58	5,800,000	(30,876)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2020 Quarterly Report	35

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SCHEDULE OF WRITTEN OPTIONS (cont’d)

SECURITY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
Euro-Bund Futures, Put	3/27/20	171.00	EUR	203	20,300,000	$(141,836)
Japanese Yen Futures, Call	2/7/20	$91.50		114	142,500	(148,200)
Japanese Yen Futures, Put	3/6/20	91.00		170	212,500	(27,625)
U.S. Treasury 5-Year Notes Futures, Call	2/21/20	118.75		290	290,000	(459,922)
U.S. Treasury 5-Year Notes Futures, Call	2/21/20	119.00		998	998,000	(1,341,062)
U.S. Treasury 5-Year Notes Futures, Call	2/21/20	119.50		285	285,000	(256,055)
U.S. Treasury 5-Year Notes Futures, Call	2/21/20	120.25		577	577,000	(234,406)
U.S. Treasury 5-Year Notes Futures, Call	2/21/20	120.50		289	289,000	(85,797)
U.S. Treasury 5-Year Notes Futures, Call	3/27/20	119.00		285	285,000	(512,109)
U.S. Treasury 5-Year Notes Futures, Call	3/27/20	119.25		570	570,000	(895,078)
U.S. Treasury 5-Year Notes Futures, Put	2/21/20	118.00		179	179,000	0 (a)
U.S. Treasury 5-Year Notes Futures, Put	2/21/20	118.50		819	819,000	(6,399)
U.S. Treasury 5-Year Notes Futures, Put	2/21/20	119.25		403	403,000	(18,891)
U.S. Treasury 5-Year Notes Futures, Put	2/21/20	119.50		231	231,000	(18,047)
U.S. Treasury 10-Year Notes Futures, Call	2/21/20	129.00		442	442,000	(1,187,875)
U.S. Treasury 10-Year Notes Futures, Call	2/21/20	129.50		355	355,000	(787,656)
U.S. Treasury 10-Year Notes Futures, Call	2/21/20	130.00		278	278,000	(490,844)
U.S. Treasury 10-Year Notes Futures, Call	2/21/20	130.50		119	119,000	(161,766)
U.S. Treasury 10-Year Notes Futures, Call	2/21/20	131.00		1,820	1,820,000	(1,820,000)
U.S. Treasury 10-Year Notes Futures, Call	2/21/20	131.50		818	818,000	(587,937)
U.S. Treasury 10-Year Notes Futures, Call	2/21/20	132.00		1,067	1,067,000	(533,500)
U.S. Treasury 10-Year Notes Futures, Call	3/27/20	129.50		413	413,000	(935,703)
U.S. Treasury 10-Year Notes Futures, Call	3/27/20	130.00		733	733,000	(1,385,828)
U.S. Treasury 10-Year Notes Futures, Call	3/27/20	131.00		348	348,000	(429,563)
U.S. Treasury 10-Year Notes Futures, Call	3/27/20	131.50		174	174,000	(171,281)
U.S. Treasury 10-Year Notes Futures, Call	3/27/20	132.00		477	477,000	(365,203)
U.S. Treasury 10-Year Notes Futures, Put	2/7/20	130.00		43	43,000	(1,344)
U.S. Treasury 10-Year Notes Futures, Put	2/7/20	130.50		86	86,000	(6,719)
U.S. Treasury 10-Year Notes Futures, Put	2/7/20	130.75		131	131,000	(16,375)
U.S. Treasury 10-Year Notes Futures, Put	2/21/20	128.00		297	297,000	(4,641)
U.S. Treasury 10-Year Notes Futures, Put	2/21/20	128.50		559	559,000	(8,734)
U.S. Treasury 10-Year Notes Futures, Put	2/21/20	129.75		419	419,000	(32,734)
U.S. Treasury 10-Year Notes Futures, Put	2/21/20	130.00		331	331,000	(36,203)
U.S. Treasury 10-Year Notes Futures, Put	2/21/20	130.50		493	493,000	(100,141)
U.S. Treasury 10-Year Notes Futures, Put	3/27/20	128.00		114	114,000	(7,125)
U.S. Treasury 10-Year Notes Futures, Put	3/27/20	128.50		75	75,000	(7,031)
U.S. Treasury 10-Year Notes Futures, Put	3/27/20	129.00		58	58,000	(9,063)
U.S. Treasury Long-Term Bonds Futures, Call	2/21/20	158.00		398	398,000	(2,244,969)

See Notes to Schedule of Investments.

36	Western Asset Macro Opportunities Fund 2020 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SCHEDULE OF WRITTEN OPTIONS (cont’d)

SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Treasury Long-Term Bonds Futures, Call		2/21/20	$160.00		849	849,000	$(3,276,609)
U.S. Treasury Long-Term Bonds Futures, Call		2/21/20	161.00		680	680,000	(2,082,500)
U.S. Treasury Long-Term Bonds Futures, Call		2/21/20	162.00		60	60,000	(142,500)
U.S. Treasury Long-Term Bonds Futures, Call		2/21/20	163.00		115	115,000	(204,844)
U.S. Treasury Long-Term Bonds Futures, Call		2/21/20	164.00		119	119,000	(156,188)
U.S. Treasury Long-Term Bonds Futures, Call		2/21/20	165.00		174	174,000	(163,125)
U.S. Treasury Long-Term Bonds Futures, Put		2/7/20	160.00		87	87,000	(8,156)
U.S. Treasury Long-Term Bonds Futures, Put		2/7/20	161.00		87	87,000	(19,031)
U.S. Treasury Long-Term Bonds Futures, Put		2/21/20	155.00		400	400,000	(12,500)
U.S. Treasury Long-Term Bonds Futures, Put		2/21/20	156.00		171	171,000	(5,344)
U.S. Treasury Long-Term Bonds Futures, Put		2/21/20	158.00		291	291,000	(31,828)
U.S. Treasury Long-Term Bonds Futures, Put		2/21/20	159.00		87	87,000	(16,313)
U.S. Treasury Long-Term Bonds Futures, Put		2/21/20	159.50		87	87,000	(21,750)
U.S. Treasury Long-Term Bonds Futures, Put		2/21/20	161.00		463	463,000	(245,969)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $10,803,490)							$(23,813,746)

OTC WRITTEN OPTIONS
Interest rate swaption with Morgan Stanley & Co. Inc., Put	Morgan Stanley & Co. Inc.	7/30/20	1.55	bps	7,830,000	7,830,000	(33,997)
Interest rate swaption with Morgan Stanley & Co. Inc., Put	Morgan Stanley & Co. Inc.	7/30/20	1.55	bps	23,480,000	23,480,000	(101,949)
Interest rate swaption with Morgan Stanley & Co. Inc., Put	Morgan Stanley & Co. Inc.	7/30/20	1.55	bps	12,840,000	12,840,000	(55,750)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2020 Quarterly Report	37

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SCHEDULE OF WRITTEN OPTIONS (cont’d)

SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Dollar/Brazilian Real, Call	JPMorgan Chase & Co.	2/18/20	4.41	BRL	15,430,000	15,430,000	$(32,796)
U.S. Dollar/Brazilian Real, Put	Goldman Sachs Group Inc.	3/19/20	4.00	BRL	31,748,000	31,748,000	(15,149)
U.S. Dollar/Brazilian Real, Put	Goldman Sachs Group Inc.	4/27/20	4.06	BRL	34,694,000	34,694,000	(106,485)
U.S. Dollar/British Pound, Put	BNP Paribas SA	3/19/20	$1.33		31,748,000	31,748,000	(193,816)
U.S. Dollar/Mexican Peso, Put	Goldman Sachs Group Inc.	4/27/20	18.63	MXN	34,694,000	34,694,000	(155,960)
U.S. Dollar/Russian Ruble, Call	JPMorgan Chase & Co.	2/19/20	66.65	RUB	16,060,000	16,060,000	(19,570)
U.S. Dollar/Russian Ruble, Call	JPMorgan Chase & Co.	4/8/20	65.19	RUB	15,940,000	15,940,000	(181,960)

TOTAL OTC WRITTEN OPTIONS (Premiums received - $1,426,937)							$(897,432)

TOTAL WRITTEN OPTIONS (Premiums received - $12,230,427)							$(24,711,178)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

(a)	Value is less than $1.

Abbreviations used in this schedule:

bps	— basis point spread (100 basis points = 1.00%)
BRL	— Brazilian Real
EUR	— Euro
MXN	— Mexican Peso
RUB	— Russian Ruble

At January 31, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	773	6/20	$189,432,861	$190,341,588	$908,727
90-Day Eurodollar	1,405	12/20	345,997,921	346,543,250	545,329
90-Day Eurodollar	1,403	3/21	344,773,031	346,453,313	1,680,282
90-Day Eurodollar	211	12/21	51,922,768	52,111,725	188,957
90-Day Eurodollar	210	3/22	51,678,166	51,872,625	194,459
90-Day Eurodollar	210	6/22	51,661,641	51,864,750	203,109
90-Day Eurodollar	210	9/22	51,653,766	51,854,250	200,484
British Pound	212	3/20	17,331,311	17,512,525	181,214

See Notes to Schedule of Investments.

38	Western Asset Macro Opportunities Fund 2020 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy continued
Canadian 10-Year Bonds	1,022	3/20	$108,161,944	$109,791,249	$1,629,305
Canadian Dollar	3	3/20	228,006	226,725	(1,281)
Euro	155	3/20	21,530,562	21,542,094	11,532
Euro-BTP	248	3/20	39,453,176	40,714,823	1,261,647
Euro-BTP	262	3/20	32,605,864	32,825,817	219,953
Japanese Yen	221	3/20	25,569,172	25,551,744	(17,428)
Russian Ruble	350	3/20	13,590,900	13,636,875	45,975
U.S. Treasury 2-Year Notes	5,495	3/20	1,184,416,907	1,188,894,771	4,477,864
U.S. Treasury 5-Year Notes	10,527	3/20	1,250,624,541	1,266,611,903	15,987,362
U.S. Treasury Long- Term Bonds	8,111	3/20	1,287,872,393	1,326,401,969	38,529,576
U.S. Treasury Ultra Long-Term Bonds	26	3/20	4,779,108	5,035,875	256,767

					66,503,833

Contracts to Sell:
90-Day Eurodollar	3,519	3/20	864,666,197	865,322,100	(655,903)
90-Day Eurodollar	4,912	6/21	1,209,951,435	1,213,325,400	(3,373,965)
90-Day Sterling	423	3/20	69,400,591	69,322,214	78,377
90-Day Sterling	284	6/20	46,621,749	46,587,108	34,641
Australian 10-Year Bonds	997	3/20	97,097,954	98,698,531	(1,600,577)
Australian Dollar	78	3/20	5,478,495	5,228,340	250,155
Euro-Bund	484	3/20	92,361,154	93,958,007	(1,596,853)
Euro-Buxl	645	3/20	145,384,329	150,864,626	(5,480,297)
Euro-OAT	563	3/20	103,124,343	104,411,357	(1,287,014)
Japanese 10-Year Bonds	111	3/20	155,843,027	156,591,389	(748,362)
Mexican Peso	54	3/20	1,429,515	1,421,820	7,695
U.S. Treasury 10-Year Notes	1,941	3/20	252,064,061	255,544,782	(3,480,721)
U.S. Treasury Ultra 10-Year Notes	159	3/20	22,532,834	23,159,343	(626,509)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2020 Quarterly Report	39

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell continued
United Kingdom Long Gilt Bonds	2,229	3/20	$391,421,572	$397,181,654	$(5,760,082)
					(24,239,415)

Net unrealized appreciation on open futures contracts					$42,264,418

At January 31, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	16,697,508,300	USD	13,981,000	Barclays Bank PLC	2/3/20	$29,294
USD	14,108,583	KRW	16,697,508,300	Barclays Bank PLC	2/3/20	98,289
KRW	16,697,508,300	USD	14,108,583	Citibank N.A.	2/3/20	(98,289)
USD	14,158,830	KRW	16,697,508,300	Citibank N.A.	2/3/20	148,536
BRL	13,249,885	USD	3,145,515	Barclays Bank PLC	2/20/20	(55,045)
USD	3,145,000	BRL	13,249,885	JPMorgan Chase & Co.	2/20/20	54,530
USD	8,110,300	RUB	523,073,799	JPMorgan Chase & Co.	2/20/20	(51,009)
EUR	41,750,000	USD	46,691,113	Goldman Sachs Group Inc.	3/18/20	(251,287)
GBP	42,250,000	USD	54,954,575	Morgan Stanley & Co. Inc.	3/18/20	908,337
USD	17,630,000	BRL	73,235,020	Morgan Stanley & Co. Inc.	4/15/20	593,251
BRL	57,700,000	USD	14,066,275	Barclays Bank PLC	4/17/20	(644,351)
INR	3,444,648,105	USD	47,325,371	Barclays Bank PLC	4/17/20	519,013
SEK	278,698,620	USD	29,837,336	Barclays Bank PLC	4/17/20	(781,859)
TRY	4,624,200	USD	753,574	Barclays Bank PLC	4/17/20	5,970
USD	48,167,507	IDR	677,716,825,845	Barclays Bank PLC	4/17/20	(1,119,317)
USD	47,238,530	KRW	55,084,377,832	Barclays Bank PLC	4/17/20	945,960
USD	524,233	PLN	1,991,511	Barclays Bank PLC	4/17/20	10,018
JPY	26,236,000	USD	241,171	BNP Paribas SA	4/17/20	2,000
KRW	20,204,782,000	USD	17,201,415	BNP Paribas SA	4/17/20	(221,441)
USD	15,553,006	CNH	108,273,810	BNP Paribas SA	4/17/20	123,189
USD	191,723	EUR	173,000	BNP Paribas SA	4/17/20	(1,058)
USD	1,224,410	EUR	1,100,000	BNP Paribas SA	4/17/20	(1,369)
USD	1,561,329	EUR	1,400,000	BNP Paribas SA	4/17/20	1,247
USD	1,890,383	EUR	1,700,000	BNP Paribas SA	4/17/20	(4,003)
USD	37,685,819	EUR	33,760,000	BNP Paribas SA	4/17/20	65,547
USD	76,569,458	EUR	68,583,800	BNP Paribas SA	4/17/20	143,474
USD	922,429	GBP	700,000	BNP Paribas SA	4/17/20	(3,843)
USD	1,305,734	GBP	996,000	BNP Paribas SA	4/17/20	(12,219)
USD	2,742,495	GBP	2,100,000	BNP Paribas SA	4/17/20	(36,320)

See Notes to Schedule of Investments.

40	Western Asset Macro Opportunities Fund 2020 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	70,714	ZAR	1,021,008	BNP Paribas SA	4/17/20	$3,378
BRL	73,490,000	USD	17,232,566	Citibank N.A.	4/17/20	(137,641)
BRL	169,200,000	USD	41,379,310	Citibank N.A.	4/17/20	(2,020,740)
BRL	190,911,092	USD	46,569,360	Citibank N.A.	4/17/20	(2,160,450)
COP	53,264,417,001	USD	16,194,222	Citibank N.A.	4/17/20	(696,715)
EUR	5,000,000	USD	5,578,094	Citibank N.A.	4/17/20	(6,371)
KRW	16,697,508,300	USD	14,181,799	Citibank N.A.	4/17/20	(149,316)
RUB	395,264,000	USD	6,301,086	Citibank N.A.	4/17/20	(175,617)
USD	2,448,359	CAD	3,174,003	Citibank N.A.	4/17/20	50,051
USD	3,316,770	EUR	3,000,000	Citibank N.A.	4/17/20	(26,264)
USD	4,728,295	EUR	4,227,501	Citibank N.A.	4/17/20	17,402
USD	11,623,803	GBP	8,852,596	Citibank N.A.	4/17/20	(90,351)
USD	2,137,242	MXN	40,620,000	Citibank N.A.	4/17/20	11,894
USD	12,514,548	MXN	237,630,000	Citibank N.A.	4/17/20	81,105
BRL	570,000	USD	133,252	Goldman Sachs Group Inc.	4/17/20	(661)
BRL	23,433,000	USD	5,576,232	Goldman Sachs Group Inc.	4/17/20	(125,349)
COP	5,911,497,000	USD	1,748,188	Goldman Sachs Group Inc.	4/17/20	(28,213)
MXN	39,182,000	USD	2,058,938	Goldman Sachs Group Inc.	4/17/20	(8,830)
MXN	275,533,162	USD	14,433,528	Goldman Sachs Group Inc.	4/17/20	(16,889)
SEK	23,822,000	USD	2,499,010	Goldman Sachs Group Inc.	4/17/20	(15,469)
USD	18,947,869	EUR	16,959,230	Goldman Sachs Group Inc.	4/17/20	49,444
USD	2,605,140	GBP	2,000,000	Goldman Sachs Group Inc.	4/17/20	(41,350)
USD	38,864,064	JPY	4,189,701,534	Goldman Sachs Group Inc.	4/17/20	31,293
USD	15,837,505	RUB	981,331,429	Goldman Sachs Group Inc.	4/17/20	629,654
USD	24,920,707	RUB	1,543,140,000	Goldman Sachs Group Inc.	4/17/20	1,006,418
AUD	2,639,000	USD	1,802,809	JPMorgan Chase & Co.	4/17/20	(33,659)
AUD	30,329,693	USD	20,885,330	JPMorgan Chase & Co.	4/17/20	(552,710)
CAD	3,000,000	USD	2,268,621	JPMorgan Chase & Co.	4/17/20	(1,792)
EUR	2,000,000	USD	2,237,020	JPMorgan Chase & Co.	4/17/20	(8,331)
EUR	2,000,000	USD	2,217,038	JPMorgan Chase & Co.	4/17/20	11,651
GBP	1,000,000	USD	1,314,861	JPMorgan Chase & Co.	4/17/20	8,384
IDR	14,094,182,000	USD	1,029,674	JPMorgan Chase & Co.	4/17/20	(4,678)
TWD	31	USD	1	JPMorgan Chase & Co.	4/17/20	0 (a)
USD	671,175	AUD	1,000,000	JPMorgan Chase & Co.	4/17/20	788
USD	1,990,683	EUR	1,800,000	JPMorgan Chase & Co.	4/17/20	(15,137)
USD	10,681,616	EUR	9,569,000	JPMorgan Chase & Co.	4/17/20	18,453
USD	523,333	GBP	400,000	JPMorgan Chase & Co.	4/17/20	(5,965)
USD	2,216,469	GBP	1,700,000	JPMorgan Chase & Co.	4/17/20	(33,048)
USD	1,109,038	KRW	1,295,467,000	JPMorgan Chase & Co.	4/17/20	20,335

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2020 Quarterly Report	41

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,133,688	BRL	8,992,000	BNP Paribas SA	4/23/20	$42,426
USD	4,316,257	BRL	18,190,000	BNP Paribas SA	4/23/20	85,824
USD	2,280,147	BRL	9,596,000	JPMorgan Chase & Co.	4/24/20	48,488
EUR	12,622,000	USD	13,999,060	Citibank N.A.	4/28/20	74,905

Total						$(3,796,408)

(a)	Value is less than $1.

Abbreviations used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNH	— Chinese Offshore Yuan
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

At January 31, 2020, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
13,530,000		6/14/20	3-Month LIBOR quarterly	1.671% semi-annually	$(954)	$(2,696)
11,056,100,000	JPY	6/20/24	0.127% semi-annually	6-Month JPY LIBOR semi-annually	1,161	(782,013)
347,750,000		4/30/26	2.100% semi-annually	3-Month LIBOR quarterly	2,182	(15,423,107)

See Notes to Schedule of Investments.

42	Western Asset Macro Opportunities Fund 2020 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	74,655,000		5/23/26	1.738% semi-annually	3-Month LIBOR quarterly	—	$(1,688,624)
	47,470,000		5/27/26	1.735% semi-annually	3-Month LIBOR quarterly	—	(1,064,382)
	295,260,000		6/30/26	1.300% semi-annually	3-Month LIBOR quarterly	$(290,456)	1,590,403
	803,890,000		6/30/26	1.550% semi-annually	3-Month LIBOR quarterly	2,624,151	(11,471,215)
	250,571,000		7/31/26	1.520% semi-annually	3-Month LIBOR quarterly	923,644	(3,271,590)
	268,081,000		11/15/26	1.650% semi-annually	3-Month LIBOR quarterly	334,514	(5,154,485)
	97,562,000		11/15/26	1.550% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	126,344	(2,612,510)
	125,647,000		11/15/43	2.950% semi-annually	3-Month LIBOR quarterly	(662,440)	(31,354,388)
	5,919,000		5/15/44	2.875% semi-annually	3-Month LIBOR quarterly	61,384	(1,502,194)
	25,794,000		11/15/44	1.810% semi-annually	3-Month LIBOR quarterly	34,519	(671,347)
	92,228,000		11/15/44	1.850% semi-annually	3-Month LIBOR quarterly	213,860	(3,261,248)
	1,473,800,000	JPY	4/19/47	0.785% semi-annually	6-Month JPY LIBOR semi-annually	(11,853)	(1,923,288)
	3,396,700	EUR	8/23/47	1.498% annually	6-Month EURIBOR semi-annually	(3,635)	(1,183,926)

Total						$3,352,421	$(79,776,610)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2020 Quarterly Report	43

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Goldman Sachs Group Inc.	2,141,200,000	RUB	11/20/21	RUB-MOSKP3**	6.500%**	$(13,916)	$116,899
Goldman Sachs Group Inc.	3,568,600,000	RUB	11/20/21	RUB-MOSKP3**	6.500%**	18,747	152,889
Goldman Sachs Group Inc.	4,163,400,000	RUB	11/20/21	RUB-MOSKP3**	6.500%**	—	200,244

Total						$4,831	$470,032

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.33 Index	$111,356,000	12/20/24	1.000% quarterly	$2,597,935	$2,347,200	$250,735

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[4]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.HY.33 Index	$14,425,290	12/20/24	5.000% quarterly	$(1,210,657)	$(965,651)	$(245,006)

See Notes to Schedule of Investments.

44	Western Asset Macro Opportunities Fund 2020 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

4

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviations used in this table:

EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
MOSKP3	— 3-Month Moscow Prime Offered Rate
RUB	— Russian Ruble

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2020 Quarterly Report	45

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Macro Opportunities Fund (the “Fund”) is a separate non-diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

46

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

47

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$534,901,686	—	$534,901,686
Corporate Bonds & Notes	—	532,562,737	—	532,562,737
U.S. Government & Agency Obligations	—	225,884,329	—	225,884,329
U.S. Treasury Inflation Protected Securities	—	100,572,843	—	100,572,843
Collateralized Mortgage Obligations	—	82,539,265	—	82,539,265
Asset-Backed Securities	—	38,742,831	—	38,742,831
Non-U.S. Treasury Inflation Protected Securities	—	34,316,690	—	34,316,690
Senior Loans:
Health Care	—	4,098,579	$279,645	4,378,224
Other Senior Loans	—	23,493,500	—	23,493,500
Municipal Bonds	—	6,399,569	—	6,399,569
Purchased Options:
Exchange-Traded Purchased Options	$1,354,668	—	—	1,354,668
OTC Purchased Options	—	1,348,384	—	1,348,384
Mortgage-Backed Securities	—	654,312	—	654,312
Common Stocks	367,475	—	—	367,475

Total Long-Term Investments	1,722,143	1,585,514,725	279,645	1,587,516,513

Short-Term Investments†:
Sovereign Bonds	—	7,318,479	—	7,318,479
Money Market Funds	63,755,285	—	—	63,755,285

Total Short-Term Investments	63,755,285	7,318,479	—	71,073,764

Total Investments	$65,477,428	$1,592,833,204	$279,645	$1,658,590,277

48

Notes to Schedule of Investments (unaudited) (continued)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$66,893,410	—	—	$66,893,410
Forward Foreign Currency Contracts	—	$5,840,548	—	5,840,548
Centrally Cleared Interest Rate Swaps	—	1,590,403	—	1,590,403
OTC Interest Rate Swaps‡	—	474,863	—	474,863
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	250,735	—	250,735

Total Other Financial Instruments	$66,893,410	$8,156,549	—	$75,049,959

Total	$132,370,838	$1,600,989,753	$279,645	$1,733,640,236

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$23,813,746	—	—	$23,813,746
OTC Written Options	—	$897,432	—	897,432
Futures Contracts	24,628,992	—	—	24,628,992
Forward Foreign Currency Contracts	—	9,636,956	—	9,636,956
Centrally Cleared Interest Rate Swaps	—	81,367,013	—	81,367,013
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	—	245,006	—	245,006

Total	$48,442,738	$92,146,407	—	$140,589,145

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund and Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated

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Notes to Schedule of Investments (unaudited) (continued)

private money market fund, both managed by Western Asset Management Company, LLC, the Fund’s subadviser. Cash Management Portfolio was available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason, Inc. While Cash Management Portfolio was not a registered money market fund, it conducted all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended January 31, 2020. The following transactions were effected in shares of such companies for the period ended January 31, 2020.

	Affiliate Value at October 31, 2019	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2020
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio, LLC	$68,646,398	$60,700,000	60,700,000	$129,346,398	129,346,398	—	$56,687	—	—
Western Asset Premier Institutional Government Reserves, Premium Shares	—	268,422,679	268,422,679	204,667,394	204,667,394	—	131,092	—	$63,755,285

	$68,646,398	$329,122,679		$334,013,792		—	$187,779	—	$63,755,285

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